World Omni Auto Receivables Trust 2013-A	Exhibit 99.1
Monthly Servicer Certificate
July 31, 2014

Dates Covered
Collections Period	07/01/14 - 07/31/14
Interest Accrual Period	07/15/14 - 08/14/14
30/360 Days	30
Actual/360 Days	31
Distribution Date	08/15/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/14	520,207,622.15	34,506
Yield Supplement Overcollateralization Amount at 06/30/14	7,342,789.47	0
Receivables Balance at 06/30/14	527,550,411.62	34,506
Principal Payments	23,948,738.73	1,426
Defaulted Receivables	768,957.54	35
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/14	6,884,180.79	0
Pool Balance at 07/31/14	495,948,534.56	33,045

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,556,049.13	54,027

Delinquent Receivables:
Past Due 31-60 days	7,408,739.60	606
Past Due 61-90 days	1,580,458.68	117
Past Due 91 + days	390,921.70	23
Total	9,380,119.98	746

Total 31+ Delinquent as % Ending Pool Balance	1.89%

Recoveries	585,097.76

Aggregate Net Losses/(Gains) - July 2014	183,859.78

Overcollateralization Target Amount	22,317,684.06
Actual Overcollateralization	22,317,684.06

Weighted Average APR	3.52%
Weighted Average APR, Yield Adjusted	4.38%
Weighted Average Remaining Term	46.96

Flow of Funds	$ Amount

Collections	26,025,009.37
Advances	5,085.05
Investment Earnings on Cash Accounts	668.58
Servicing Fee	(439,625.34)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	25,591,137.66

Distributions of Available Funds
(1) Class A Interest	253,285.59
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	17,851.18
(4) Second Priority Principal Distributable Amount	849,744.59
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	22,317,684.06
(7) Distribution to Certificateholders	2,152,572.24
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	25,591,137.66

Servicing Fee	439,625.34
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	884,934,000.00
Original Class B	18,957,000.00

Total Class A & B
Note Balance @ 07/15/14	496,798,279.15
Principal Paid	23,167,428.65
Note Balance @ 08/15/14	473,630,850.50

Class A-1
Note Balance @ 07/15/14	0.00
Principal Paid	0.00
Note Balance @ 08/15/14	0.00
Note Factor @ 08/15/14	0.0000000%

Class A-2
Note Balance @ 07/15/14	112,907,279.15
Principal Paid	23,167,428.65
Note Balance @ 08/15/14	89,739,850.50
Note Factor @ 08/15/14	32.6326729%

Class A-3
Note Balance @ 07/15/14	270,000,000.00
Principal Paid	0.00
Note Balance @ 08/15/14	270,000,000.00
Note Factor @ 08/15/14	100.0000000%

Class A-4
Note Balance @ 07/15/14	94,934,000.00
Principal Paid	0.00
Note Balance @ 08/15/14	94,934,000.00
Note Factor @ 08/15/14	100.0000000%

Class B
Note Balance @ 07/15/14	18,957,000.00
Principal Paid	0.00
Note Balance @ 08/15/14	18,957,000.00
Note Factor @ 08/15/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	271,136.77
Total Principal Paid	23,167,428.65
Total Paid	23,438,565.42

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	40,458.44
Principal Paid	23,167,428.65
Total Paid to A-2 Holders	23,207,887.09

Class A-3
Coupon	0.64000%
Interest Paid	144,000.00
Principal Paid	0.00
Total Paid to A-3 Holders	144,000.00

Class A-4
Coupon	0.87000%
Interest Paid	68,827.15
Principal Paid	0.00
Total Paid to A-4 Holders	68,827.15

Class B
Coupon	1.13000%
Interest Paid	17,851.18
Principal Paid	0.00
Total Paid to B Holders	17,851.18

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2999662
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.6307770
Total Distribution Amount	25.9307432

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.1471216
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	84.2451951
Total A-2 Distribution Amount	84.3923167

A-3 Interest Distribution Amount	0.5333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.5333333

A-4 Interest Distribution Amount	0.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.7250000

B Interest Distribution Amount	0.9416669
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.9416669

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	36.68
Noteholders' Principal Distributable Amount	963.32

Account Balances	$ Amount

Advances
Balance as of 06/30/14	76,097.65
Balance as of 07/31/14	81,182.70
Change	5,085.05

Reserve Account
Balance as of 07/15/14	2,311,742.39
Investment Earnings	58.90
Investment Earnings Paid	(58.90)
Deposit/(Withdrawal)	-
Balance as of 08/15/14	2,311,742.39
Change	-

Required Reserve Amount	2,311,742.39